Supplemental Operations Statement Information (Tables)	12 Months Ended
Sep. 30, 2011
Supplemental Operations Statement and Cash Flow Information [Abstract]
Supplemental Operations Statement and Cash Flow Information

	Year Ended September 30,
	2011	2010	2009
Repair and maintenance expenses	$35.2	$36.1	$28.1
Advertising and promotion expenses	117.3	88.6	118.1
Research and development expenses	7.6	7.7	6.5
Intercompany interest paid	51.5	47.6	57.3